Lease Commitments	12 Months Ended
Mar. 31, 2013
Lease Commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Class of property
Building	¥12,230	¥13,999	$149
Machinery and equipment	31,698	32,252	343
Less - Accumulated depreciation	(20,284)	(23,843)	(254)

	¥23,644	¥22,408	$238

Amortization expenses under capital leases for the years ended March 31, 2011, 2012 and 2013 were ¥5,966 million, ¥5,572 million and ¥5,265 million ($56 million), respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥4,993	$53
2015	3,542	38
2016	2,790	30
2017	2,409	25
2018	2,049	22
Thereafter	12,926	137

Total minimum lease payments	28,709	305
Less - Amount representing interest	(7,310)	(77)

Present value of net minimum lease payments	21,399	228
Less - Current obligations	(4,096)	(44)

Long-term capital lease obligations	¥17,303	$184

Rental expenses under operating leases for the years ended March 31, 2011, 2012 and 2013 were ¥89,029 million, ¥91,052 million and ¥90,081 million ($958 million), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2013 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥11,299	$120
2015	9,398	100
2016	7,988	85
2017	6,347	67
2018	5,354	57
Thereafter	21,491	229

Total minimum future rentals	¥61,877	$658